Condensed Consolidated Statements of Operations (Unaudited) - USD ($)		3 Months Ended		12 Months Ended
	Dec. 31, 2019	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020
Income Statement [Abstract]
General and administrative expenses	$ 9,039	$ 2,984,922	$ 58,999	$ 2,923,654
General and administrative expenses – related party		30,000		80,000
Loss from operations	(9,039)	(3,014,922)	(58,999)	(3,003,654)
Change in fair value of warrant liability		34,880,000		(32,730,000)
Offering costs allocated to derivative warrant liabilities				(877,647)
Net gain on investments held in Trust Account		4,510		69,135
Interest earned		32		111
Other income:
Total other income		34,884,542
Net income (loss)	$ (9,039)	$ 31,869,620	$ (58,999)	$ (36,542,055)
Weighted average shares outstanding subject to possible redemption, basic and diluted (in Shares)		24,908,705		25,440,915
Basic and diluted net income per share, shares subject to possible redemption (in Dollars per share)		$ 0.00		$ 0.00
Weighted average ordinary shares outstanding, basic and diluted (in Shares)	8,625,000	12,591,295	7,500,000	10,464,651
Basic and diluted net income (loss) per share (in Dollars per share)		$ 2.53	$ (0.01)
Basic and diluted net loss per share, Non-redeemable shares (in Dollars per share)	$ 0.00			$ (3.50)